Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of operation of business segments

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Revenue
Maggot Debridement Therapy Product	78,957	34,417	44,204	34,365
Cosmeceutical Product	21,816	13,904	5,690	4,424
	100,773	48,321	49,894	38,789

Cost of revenues
Maggot Debridement Therapy Product	(46,684)	(45,592)	(48,843)	(37,972)
Cosmeceutical Product	(17,484)	(5,753)	(1,696)	(1,318)
	(64,168)	(51,345)	(50,539)	(39,290)

Gross profit/(loss)
Maggot Debridement Therapy Product	32,273	(11,175)	(4,639)	(3,607)
Cosmeceutical Product	4,332	8,151	3,994	3,106
	36,605	(3,024)	(645)	(501)